Condensed Financial Information of the Company Condensed Statement of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (2,625)	¥ (17,125)	¥ (158,937)	¥ (45,598)
Net cash used in investing activities	(9,852)	(64,289)	9,885	(56,294)
Net cash provided by/(used in) financing activities	(5,033)	(32,837)	278,337	104,716
Effect of exchange rate changes on cash, and cash equivalents held in foreign currencies	(426)	(2,780)	(376)	501
Net increase/(decrease) in cash, cash equivalents and restricted cash	(17,936)	(117,031)	128,909	3,325
Cash, cash equivalents and restricted cash at beginning of the year	27,261	177,877	48,968	45,643
Cash, cash equivalents and restricted cash at end of the year	9,325	60,846	177,877	¥ 48,968
Parent company | Reportable legal entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(505)	(3,298)	(1,604)
Net cash used in investing activities	(11,883)	(77,536)	(123,599)
Net cash provided by/(used in) financing activities	(4,193)	(27,360)	284,489
Effect of exchange rate changes on cash, and cash equivalents held in foreign currencies	(358)	(2,334)	(248)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(16,939)	(110,528)	159,038
Cash, cash equivalents and restricted cash at beginning of the year	24,374	159,038
Cash, cash equivalents and restricted cash at end of the year	$ 7,435	¥ 48,510	¥ 159,038